Long -Term Debt - Schedule of Long-term Debt Instruments (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Two Thousand And Twenty One Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Two Thousand And Twenty Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		7.50%
Two Thousand And Twenty Delay Draw Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		7.50%